Janus Henderson Global Technology and Innovation Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Global Technology and Innovation Fund - Class D	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.81%